Pension Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Benefit Obligation and Fair Value of Benefit Plans Assets

The following table provides information about changes in the benefit obligation and the fair value of the Benefit Plans assets, a statement of the funded status, and amounts recognized on the Company’s balance sheets:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Change in benefit obligation:
Beginning balance	137,172	120,723
Service cost	10,004	8,829
Interest cost	4,436	5,167
Contributions by plan participants	692	739
Actuarial (gain) loss	(12,059)	9,408
Benefits paid	(3,216)	(4,395)
Plan amendments	6,549	—
Foreign currency exchange rate changes and other	4,912	(3,299)

Ending balance	148,490	137,172

Change in fair value of plan assets:
Beginning balance	110,698	102,085
Actual return on plan assets	2,094	2,931
Contributions by the employer	13,404	12,061
Contributions by plan participants	692	739
Benefits paid	(3,166)	(4,339)
Plan amendments	4,328	—
Foreign currency exchange rate changes	6,848	(2,357)
Other	(490)	(422)

Ending balance	134,408	110,698

Funded status deficiency	(14,082)	(26,474)

Amounts recognized in the balance sheets:
Other long-term liabilities	14,082	26,474
Accumulated other comprehensive loss:
Net actuarial losses	(19,449)	(19,929)

(1)	As at December 31, 2012, the estimated amount that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost in 2013 is $(1.2) million.

Pension Plans with Benefit Obligations and Accumulated Benefit Obligations in Excess of Plan Assets

The following table provides information for those pension plans with a benefit obligation in excess of plan assets and those pension plans with an accumulated benefit obligation in excess of plan assets:

	December 31, 2012 $	December 31, 2011 $
Benefit obligation	125,945	113,460
Fair value of plan assets	106,616	85,432
Accumulated benefit obligation	4,350	35,358
Fair value of plan assets	2,795	31,815

Components of Net Periodic Pension Cost Relating to Benefit Plans

The components of net periodic pension cost relating to the Benefit Plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Net periodic pension cost:
Service cost	9,921	8,978	8,616
Interest cost	4,392	5,250	5,091
Expected return on plan assets	(5,270)	(5,805)	(5,431)
Amortization of net actuarial loss	1,980	371	281
Other	577	421	(3,390)

Net cost	11,600	9,215	5,167

Components of Other Comprehensive Loss Relating to Plans

The components of other comprehensive loss relating to the Plans for the years ended December 31, 2012, 2011 and 2010 consisted of the following:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Other comprehensive income (loss):
Net gain (loss) arising during the period	6,143	(12,052)	(5,711)
Amortization of net actuarial loss (gain)	1,979	319	(1,026)
Other loss	—	—	(390)

Total income (loss)	8,122	(11,733)	(7,127)

Estimated Future Benefit Payments which Reflect Expected Future Service to be Paid by Benefit Plans

The following table provides the estimated future benefit payments, which reflect expected future service, to be paid by the Benefit Plans:

Year	Pension Benefit Payments $
2013	9,264
2014	7,858
2015	6,612
2016	8,491
2017	8,531
2018 – 2022	39,868

Total	80,624

Fair Value of Plan Assets

The fair value of the plan assets, by category, as of December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Pooled Funds (1)	94,981	82,501
Mutual Funds (2)
Equity investments	19,907	13,852
Debt securities	4,298	3,445
Real estate	3,843	2,092
Cash and money market	672	291
Other	10,707	8,517

Total	134,408	110,698

(1)	The Company has no control over the investment mix or strategy of the pooled funds. The pooled funds guarantee a minimum rate of return. If actual investment returns are less than the guarantee minimum rate, then the provider’s statutory reserves are used to top up the shortfall. The pooled funds primarily invest in hold to maturity bonds, real estate and other fixed income investments, which are expected to provide a stable rate of return.
(2)	The mutual funds primary aim is to provide investors with an exposure to a diversified mix of predominantly growth oriented assets (70%) with moderate to high volatility and some defensive assets (30%).

Schedule of Assumptions Used

The weighted average assumptions used to determine benefit obligations at December 31, 2012 and 2011 were as follows:

	December 31, 2012	December 31, 2011
Discount rates	3.0%	3.2%
Rate of compensation increase	5.5%	4.4%

The weighted average assumptions used to determine net pension expense for the years ended December 31, 2012, 2011 and 2010 were as follows:

	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $	Year Ended December 31, 2010 $
Discount rates	3.0%	3.2%	4.4%
Rate of compensation increase	5.5%	4.4%	4.6%
Expected long-term rates of return (1)	4.8%	5.0%	5.7%

(1)	To the extent the expected return on plan assets varies from the actual return, an actuarial gain or loss results. The expected long-term rates of return on plan assets are based on the estimated weighted-average long-term returns of major asset classes. In determining asset class returns, the Company takes into account long-term returns of major asset classes, historical performance of plan assets, as well as the current interest rate environment. The asset class returns are weighted based on the target asset allocations.